Financial Instruments - Disclosure of Components of Mutual Fund Investments Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 1,372,926	R$ 8,253
Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	1,372,926	8,253
Vinci Monalis FIM Credito Privado IE [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	1,233,828	0
Vinci Multiestratgia FIM [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	109,717	0
Vinci International Master Portfolio SPC [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	11,161	0
FI Vinci Renda Fixa CP [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 18,220	R$ 8,253